Vessels, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Oct. 28, 2014	Aug. 29, 2014	Jan. 18, 2014	Jan. 07, 2014	Oct. 11, 2013	Sep. 11, 2013
Property Plant And Equipment [Line Items]
Deposits for vessels acquisitions	$ 10	$ 7,271
MSC Cristina
Property Plant And Equipment [Line Items]
Vessel year built	2011
Vessel type	Container
Capacity per each container in TEU	13,100 TEU
Acquisition cost	147,750
YM Unity
Property Plant And Equipment [Line Items]
Vessel year built	2006
Vessel type	Container
Capacity per each container in TEU	8,204 TEU
Acquisition cost			59,095
YM Utmost
Property Plant And Equipment [Line Items]
Vessel year built	2006
Vessel type	Container
Capacity per each container in TEU	8,204 TEU
Acquisition cost				59,092
Navios Sun
Property Plant And Equipment [Line Items]
Vessel year built	2005
Vessel type	Panamax
Vessel capacity in DWT	76,619 dwt
Acquisition cost					16,176
Deposits for vessels acquisitions					1,583
Navios La Paix
Property Plant And Equipment [Line Items]
Vessel year built	2014
Vessel type	Ultra-Handymax
Vessel capacity in DWT	61,485 dwt
Acquisition cost						28,478
Deposits for vessels acquisitions						5,688
Hyundai Hongkong, Hyundai Singapore, Hyundai Tokyo, Hyundai Shanghai and Hyundai Busan
Property Plant And Equipment [Line Items]
Vessel year built	2006
Vessel type	Container
Capacity per each container in TEU	6,800 TEU
Acquisition cost		276,478
Navios Harmony
Property Plant And Equipment [Line Items]
Vessel year built	2006
Vessel type	Panamax
Vessel capacity in DWT	82,790 dwt
Acquisition cost							17,955
Navios Joy
Property Plant And Equipment [Line Items]
Vessel year built	2013
Vessel type	Capesize
Vessel capacity in DWT	181,389 dwt
Acquisition cost								$ 47,467